AB Municipal Income Shares

Portfolio of Investments

January 31, 2021 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 105.0%
Long-Term Municipal Bonds – 105.0%
Alabama – 2.3%
County of Jefferson AL Sewer Revenue Series 2013D 6.00%, 10/01/2042	$11,645	$13,722,468
Infirmary Health System Special Care Facilities Financing Authority of Mobile (Infirmary Health System Obligated Group) Series 2016A 5.00%, 02/01/2036-02/01/2041	10,000	11,357,150
Jefferson County Board of Education/AL Series 2018 5.00%, 02/01/2039-02/01/2046	28,280	34,636,319
Southeast Alabama Gas Supply District (The) (Goldman Sachs Group, Inc. (The)) Series 2018A 4.00%, 04/01/2049	13,350	14,752,551
Special Care Facilities Financing Authority of the City of Pell City Alabama (Noland Health Services, Inc.) Series 2012 5.00%, 12/01/2031	3,000	3,099,210
Special Care Facilities Financing Authority of the City of Pell City Alabama (Noland Obligated Group) Series 2016A 5.00%, 12/01/2031	10,000	10,330,700
Tuscaloosa County Industrial Development Authority (Hunt Refining Co.) Series 2019A 5.25%, 05/01/2044(a)	41,175	47,604,476

		135,502,874

Alaska – 0.2%
State of Alaska International Airports System Series 2016B 5.00%, 10/01/2033-10/01/2034	9,000	10,644,215

American Samoa – 0.2%
American Samoa Economic Development Authority (Territory of American Samoa) 7.125%, 09/01/2038(a)	8,315	10,511,324
Series 2015A 6.625%, 09/01/2035	3,235	3,749,106

		14,260,430

Arizona – 1.7%
Arizona Industrial Development Authority Series 20192 - Class A 3.625%, 05/20/2033	15,496	16,779,905
Arizona Industrial Development Authority (Legacy Cares, Inc.) Series 2020 7.75%, 07/01/2050(a)	16,870	18,175,907

	Principal Amount (000)	U.S. $ Value

Arizona Industrial Development Authority (North Carolina Central University Project) BAM 5.00%, 06/01/2049-06/01/2054	$4,285	$5,126,185
Arizona Industrial Development Authority (Pinecrest Academy of Nevada) Series 2020A 4.00%, 07/15/2030(a)	1,250	1,360,988
Arizona Industrial Development Authority (Provident Group - EMU Properties LLC) Series 2018 5.00%, 05/01/2051	1,100	1,146,882
Arizona Sports & Tourism Authority Series 2012A 5.00%, 07/01/2029	3,670	3,843,848
Glendale Industrial Development Authority (Beatitudes Campus Obligated Group (The)) Series 2017 5.00%, 11/15/2036	1,000	1,086,500
Glendale Industrial Development Authority (Royal Oaks Life Care Community) Series 2016 5.00%, 05/15/2039	2,700	2,959,605
Industrial Development Authority of the City of Phoenix (The) (GreatHearts Arizona Obligated Group) Series 2014 5.00%, 07/01/2044	3,875	4,207,553
Industrial Development Authority of the County of Pima (The) (Edkey, Inc. Obligated Group) 5.00%, 07/01/2049-07/01/2055(a)	10,590	11,063,961
Maricopa County Industrial Development Authority (Benjamin Franklin Charter School Ltd.) Series 2018A 6.00%, 07/01/2052(a)	19,500	23,021,310
Quechan Indian Tribe of Fort Yuma Series 2012A 9.75%, 05/01/2025	60	62,942
Salt Verde Financial Corp. (Citigroup, Inc.) Series 2007 5.00%, 12/01/2037	6,655	9,699,862
Tempe Industrial Development Authority (Friendship Village of Tempe) 5.00%, 12/01/2054	1,185	1,217,279
Tempe Industrial Development Authority (Mirabella at ASU, Inc.) Series 2017A 6.125%, 10/01/2047(a)	1,065	1,143,959

		100,896,686

Arkansas – 0.3%
Arkansas Development Finance Authority (Baptist Memorial Health Care Obligated Group) 5.00%, 09/01/2044	12,500	15,514,750

	Principal Amount (000)	U.S. $ Value

California – 6.7%
Abag Finance Authority for Nonprofit Corps. (Covia Communities) Series 2011 6.125%, 07/01/2041	$100	$101,583
Alameda Corridor Transportation Authority Series 2016B 5.00%, 10/01/2034-10/01/2037	26,130	31,292,495
Anaheim Public Financing Authority (City of Anaheim CA Lease) Series 2014A 5.00%, 05/01/2031	1,460	1,637,010
Bay Area Toll Authority Series 2013S 5.00%, 04/01/2027 (Pre-refunded/ETM)	1,000	1,105,660
California Educational Facilities Authority (Chapman University) Series 2015 5.00%, 04/01/2033-04/01/2034	8,210	9,495,310
California Educational Facilities Authority (Loma Linda University) Series 2017A 5.00%, 04/01/2031-04/01/2042	2,000	2,385,890
California Educational Facilities Authority (University of the Pacific) Series 2012A 5.00%, 11/01/2042	100	103,651
California Health Facilities Financing Authority (Children’s Hospital Los Angeles) Series 2017A 5.00%, 08/15/2037	1,700	2,031,874
California Health Facilities Financing Authority (CommonSpirit Health) Series 2020A 4.00%, 04/01/2044	12,500	14,541,250
California Housing Finance California Housing Finance Series 20192 4.00%, 03/20/2033	15,103	17,219,725
California Infrastructure & Economic Development Bank (Equitable School Revolving Fund LLC Obligated Group) Series 2020B 4.00%, 11/01/2045-11/01/2050	1,710	2,024,646
California Municipal Finance Authority (CHF-Riverside II LLC) 5.00%, 05/15/2039-05/15/2040	3,030	3,688,237
California Municipal Finance Authority (Goodwill Industries of Sacramento Valley and Northern Nevada, Inc.) Series 2012A 6.625%, 01/01/2032(a)	1,000	1,016,020
Series 2014 5.00%, 01/01/2035	1,085	1,084,566
California Municipal Finance Authority (LAX Integrated Express Solutions LLC) Series 2018A 5.00%, 12/31/2043	3,625	4,379,544

	Principal Amount (000)	U.S. $ Value

California Municipal Finance Authority (Partnerships to Uplift Communities Lakeview Terrace and Los Angeles Project) Series 2012A 5.30%, 08/01/2047	$1,025	$1,051,681
California Municipal Finance Authority (Rocketship Education Obligated Group) Series 2014A 7.00%, 06/01/2034	1,200	1,303,896
7.25%, 06/01/2043	2,075	2,254,197
California Municipal Finance Authority (Rocketship Seven-Alma Academy) Series 2012A 6.25%, 06/01/2043	710	738,556
California Pollution Control Financing Authority (Poseidon Resources Channelside LP) Series 2012 5.00%, 11/21/2045(a)	4,675	4,991,685
California Pollution Control Financing Authority (Rialto Bioenergy Facility LLC) 7.50%, 12/01/2040(a)	785	805,865
California School Finance Authority (Equitas Academy Obligated Group) Series 2018A 5.00%, 06/01/2056(a)	8,850	9,676,324
California School Finance Authority (Partnerships to Uplift Communities Valley Project) Series 2014A 6.40%, 08/01/2034(a)	3,000	3,309,330
California Statewide Communities Development Authority Series 2012A 6.00%, 10/01/2047 (Pre-refunded/ETM)	250	273,985
California Statewide Communities Development Authority (Eskaton Properties, Inc. Obligated Group) Series 2012 5.25%, 11/15/2034	530	554,809
California Statewide Communities Development Authority (Loma Linda University Medical Center) 5.25%, 12/01/2038-12/01/2048(a)	7,440	8,881,698
Series 2016A 5.00%, 12/01/2041(a)	6,160	7,058,436
5.25%, 12/01/2056(a)	12,590	14,384,830
Series 2018A 5.00%, 12/01/2033(a)	1,350	1,634,148
5.50%, 12/01/2058(a)	17,615	21,152,973
California Statewide Communities Development Authority (Moldaw Residences) Series 2014A 5.25%, 11/01/2044(a)	1,200	1,255,044

	Principal Amount (000)	U.S. $ Value

California Statewide Communities Development Authority (Rocketship Four-Mosaic Elementary) Series 2011A 8.50%, 12/01/2041	$100	$105,392
California Statewide Communities Development Authority (Rocklin Academy (The)) Series 2011A 8.25%, 06/01/2041	140	142,737
City of Los Angeles Department of Airports 5.00%, 05/15/2036-05/15/2044(b)	25,415	32,327,518
City of Roseville CA (HP Campus Oaks Community Facilities District No. 1) Series 2016 5.50%, 09/01/2046	1,000	1,153,860
City of San Buenaventura CA (Community Memorial Health System) Series 2011 7.50%, 12/01/2041	100	105,039
Golden State Tobacco Securitization Corp. Series 2018A 5.00%, 06/01/2047	82,290	85,656,484
5.25%, 06/01/2047	2,400	2,506,224
Hastings Campus Housing Finance Authority Series 2020A 5.00%, 07/01/2061	24,625	28,116,579
M-S-R Energy Authority (Citigroup, Inc.) Series 2009B 6.50%, 11/01/2039	17,685	29,574,979
Oakland Unified School District/Alameda County Series 2015A 5.00%, 08/01/2030-08/01/2040	6,215	7,326,698
Palomar Health (Palomar Health Obligated Group) Series 2016 5.00%, 11/01/2039	3,990	4,587,423
Series 2017 5.00%, 11/01/2042	3,375	3,916,148
San Francisco City & County Airport Comm Series 2020E 5.00%, 05/01/2038(b)	11,000	14,187,140
San Francisco City & County Redevelopment Agency Successor Agency (Mission Bay South Public Imp) Series 2013A 5.00%, 08/01/2031	1,000	1,055,930
San Francisco Intl Airport Series 2020E 5.00%, 05/01/2037(b)	8,525	11,025,723
San Joaquin Hills Transportation Corridor Agency Series 2014A 5.00%, 01/15/2044	1,450	1,614,590
Series 2014B 5.25%, 01/15/2044	1,000	1,115,700
Southern California Logistics Airport Authority XLCA Series 2006 5.00%, 12/01/2036-12/01/2043	1,685	1,686,014

	Principal Amount (000)	U.S. $ Value

Tobacco Securitization Authority of Southern California Zero Coupon, 06/01/2054	$10,480	$1,979,986
5.00%, 06/01/2039	1,555	2,041,435

		401,660,517

Colorado – 2.8%
Centerra Metropolitan District No. 1 Series 2017 5.00%, 12/01/2037(a)	5,000	5,276,050
City & County of Denver Co. (United Airlines, Inc.) Series 2017 5.00%, 10/01/2032	645	684,732
City & County of Denver Co. Airport System Revenue (Denver Intl Airport) Series 2018A 5.00%, 12/01/2031	7,180	9,065,971
Colorado Health Facilities Authority (CommonSpirit Health) Series 2019A 4.00%, 08/01/2037-08/01/2038	8,295	9,651,808
5.00%, 08/01/2044(b)	74,345	91,948,409
Colorado Health Facilities Authority (Parkview Medical Center, Inc. Obligated Group) Series 2015B 5.00%, 09/01/2030	1,150	1,333,540
Colorado Health Facilities Authority (Sanford Obligated Group) Series 2019A 5.00%, 11/01/2049	7,050	8,782,819
Colorado Health Facilities Authority (Sunny Vista Living Center) Series 2015A 6.25%, 12/01/2050(a)	1,000	1,037,350
Copper Ridge Metropolitan District 5.00%, 12/01/2039-12/01/2043	3,660	3,670,093
Douglas County Housing Partnership (Bridgewater Castle Rock ALF LLC) 5.375%, 01/01/2041(a)	19,590	19,435,239
Plaza Metropolitan District No. 1 Series 2013 5.00%, 12/01/2040(a)	1,500	1,545,165
Regional Transportation District (Denver Transit Partners LLC) 4.00%, 07/15/2034-07/15/2035	2,180	2,645,908
5.00%, 01/15/2032	2,300	3,054,538
STC Metropolitan District No. 2 Series 2019A 5.00%, 12/01/2038-12/01/2049	1,940	2,066,002
Sterling Ranch Community Authority Board (Sterling Ranch Colorado Metropolitan District No. 2) Series 2020A 4.25%, 12/01/2050	2,250	2,479,905

	Principal Amount (000)	U.S. $ Value

Sterling Ranch Community Authority Board (Sterling Ranch Metropolitan District No. 3) Series 2017A 5.00%, 12/01/2038-12/01/2047	$2,000	$2,122,430
Vauxmont Metropolitan District AGM 3.25%, 12/15/2050	805	865,608
5.00%, 12/01/2033-12/01/2050	805	1,011,040

		166,676,607

Connecticut – 2.9%
City of New Haven CT AGM Series 2019A 5.00%, 08/01/2039	1,650	2,062,203
Connecticut State Health & Educational Facilities Authority (Hartford HealthCare Obligated Group) Series 2020A 4.00%, 07/01/2036-07/01/2038	3,850	4,527,789
Connecticut State Health & Educational Facilities Authority (Quinnipiac University) Series 2015L 5.00%, 07/01/2045	5,750	6,560,807
Connecticut State Health & Educational Facilities Authority (Sacred Heart University, Inc.) Series 2017I-1 5.00%, 07/01/2035-07/01/2037	2,095	2,510,274
Connecticut State Health & Educational Facilities Authority (Seabury Retirement Community) Series 2016A 5.00%, 09/01/2046-09/01/2053(a)	2,475	2,589,876
Connecticut State Health & Educational Facilities Authority (University of Hartford (The)) 4.00%, 07/01/2044-07/01/2049	18,035	19,185,646
5.00%, 07/01/2033-07/01/2034	765	915,258
Connecticut State Health & Educational Facilities Authority (University of New Haven, Inc.) 5.00%, 07/01/2034	1,000	1,194,330
Series 2018K-1 5.00%, 07/01/2028-07/01/2038	7,090	8,435,598
State of Connecticut Series 2013E 5.00%, 08/15/2031(b)	1,000	1,111,340
Series 2015F 5.00%, 11/15/2032	2,875	3,449,770
Series 2016A 5.00%, 03/15/2032	8,165	9,867,729
Series 2016E 5.00%, 10/15/2028-10/15/2034(b)	12,845	15,881,557
Series 2016F 5.00%, 10/15/2031(b)	10,205	12,588,072

	Principal Amount (000)	U.S. $ Value

Series 2017A 5.00%, 04/15/2029-04/15/2034(b)	$27,825	$34,505,133
Series 2018A 5.00%, 04/15/2034-04/15/2037	7,930	9,995,505
Series 2018C 5.00%, 06/15/2031-06/15/2038	7,490	9,528,946
Series 2018E 5.00%, 09/15/2037	1,035	1,310,931
Series 2020A 5.00%, 01/15/2040	8,300	10,704,095
Series 2020C 4.00%, 06/01/2035-06/01/2038	3,775	4,612,435
State of Connecticut Special Tax Revenue 5.00%, 05/01/2038-05/01/2040	4,530	5,885,844
Series 2012 5.00%, 01/01/2031	5,000	5,413,350

		172,836,488

Delaware – 0.1%
Delaware State Economic Development Authority (Delaware Military Academy, Inc.) Series 2014 5.00%, 09/01/2044-09/01/2049	2,440	2,600,622
Delaware State Economic Development Authority (Newark Charter School, Inc.) 5.00%, 09/01/2050	1,125	1,359,259
Series 2012 5.00%, 09/01/2042	1,310	1,350,165

		5,310,046

District of Columbia – 0.5%
District of Columbia 5.00%, 06/01/2051-06/01/2061	2,000	2,248,250
District of Columbia (Friendship Public Charter School, Inc.) Series 2012 5.00%, 06/01/2042	1,420	1,485,576
Series 2016A 5.00%, 06/01/2041-06/01/2046	1,900	2,131,062
District of Columbia (KIPP DC Obligated Group) Series 2017A 5.00%, 07/01/2042-07/01/2048	8,580	10,116,040
Series 2017B 5.00%, 07/01/2037	1,465	1,759,597
Metropolitan Washington Airports Authority Series 2016A 5.00%, 10/01/2035	500	600,765
Series 2018A 5.00%, 10/01/2048	7,400	9,027,408
Series 2020A 4.00%, 10/01/2035-10/01/2039	3,750	4,472,150

		31,840,848

Florida – 6.4%
Alachua County Health Facilities Authority (Oak Hammock at the University of Florida, Inc.) Series 2012A 8.00%, 10/01/2046	435	475,525

	Principal Amount (000)	U.S. $ Value

Alachua County Health Facilities Authority (Shands Teaching Hospital & Clinics Obligated Group) Series 2014A 5.00%, 12/01/2044	$1,000	$1,142,430
Bexley Community Development District Series 2016 4.875%, 05/01/2047	1,000	1,059,430
Cape Coral Health Facilities Authority (Gulf Care, Inc. Obligated Group) Series 2015 5.875%, 07/01/2040(a)	1,400	1,493,520
6.00%, 07/01/2045-07/01/2050(a)	4,015	4,270,849
Capital Projects Finance Authority/FL (CAPFA Capital Corp. 2000F) Series 2020A 5.00%, 10/01/2026-10/01/2033	5,700	6,684,390
Capital Trust Agency, Inc. (Aviva Senior Life) Series 2017 5.00%, 07/01/2046(a)	1,300	1,337,271
Capital Trust Agency, Inc. (Team Success A School of Excellence, Inc.) 5.00%, 06/01/2045-06/01/2055(a)	3,865	4,011,909
City of Jacksonville FL (Genesis Health, Inc. Obligated Group) 4.00%, 11/01/2039-11/01/2045	11,325	13,053,199
5.00%, 11/01/2050	8,230	10,134,587
City of Lakeland FL (Florida Southern College) Series 2012A 5.00%, 09/01/2037-09/01/2042	2,350	2,458,231
City of Lakeland FL (Lakeland Regional Health Systems Obligated Group) Series 2015 5.00%, 11/15/2040	5,610	6,384,068
City of South Miami Health Facilities Authority, Inc. (Baptist Health South Florida Obligated Group) Series 2017 5.00%, 08/15/2037(b)	8,405	10,384,041
City of South Miami Health Facilities Authority, Inc. (Baptist Health South Florida Obligated Group) Series 2017 5.00%, 08/15/2047(b)	6,125	7,430,727
City of Tallahassee FL (Tallahassee Memorial HealthCare, Inc.) 5.00%, 12/01/2055	3,535	3,930,602
Series 2015A 5.00%, 12/01/2044	1,200	1,327,812
City of Tampa FL (State of Florida Cigarette Tax Revenue) Series 2020A Zero Coupon, 09/01/2036-09/01/2049	6,580	3,246,513
County of Broward FL Airport System Revenue Series 2019A 4.00%, 10/01/2044	2,170	2,497,193

	Principal Amount (000)	U.S. $ Value

5.00%, 10/01/2038-10/01/2044	$6,095	$7,632,769
County of Broward FL Airport System Revenue (Fort Lauderdale Hollywood Intl Airport) 5.00%, 10/01/2042-10/01/2047	7,880	9,470,532
County of Lake FL (Waterman Communities, Inc.) 5.75%, 08/15/2050-08/15/2055	8,105	8,708,870
County of Miami-Dade FL Aviation Revenue Series 2014A 5.00%, 10/01/2033(b)	10,000	11,418,600
Series 2015A 5.00%, 10/01/2031	1,100	1,297,010
Series 2017B 5.00%, 10/01/2040	9,025	11,013,388
County of Osceola FL Transportation Revenue Series 2020A Zero Coupon, 10/01/2035-10/01/2039	6,045	3,746,379
County of Palm Beach FL (Provident Group-PBAU Properties LLC) 5.00%, 04/01/2039-04/01/2051(a)	4,030	4,299,447
Florida Development Finance Corp. (Brightline Trains Florida LLC) 7.375%, 01/01/2049(a)	5,900	5,741,880
Florida Development Finance Corp. (Mater Academy, Inc.) Series 2020A 5.00%, 06/15/2040-06/15/2055	8,150	9,308,255
Florida Development Finance Corp. (Mayflower Retirement Center, Inc. Obligated Group) 5.25%, 06/01/2050-06/01/2055(a)	10,500	11,741,420
Florida Higher Educational Facilities Financial Authority (Florida Institute of Technology, Inc.) 4.00%, 10/01/2037	1,000	1,090,110
Florida Higher Educational Facilities Financial Authority (Ringling College of Art and Design, Inc.) 5.00%, 03/01/2044-03/01/2049	7,965	9,275,396
Greater Orlando Aviation Authority 5.00%, 10/01/2034-10/01/2044(b)	15,000	18,990,010
Series 2017A 5.00%, 10/01/2031-10/01/2036(b)	15,500	19,099,052
Series 2019A 5.00%, 10/01/2036-10/01/2054(b)	13,500	17,069,980
Highlands County Health Facilities Authority (Trousdale Foundation Obligated Group) 6.00%, 04/01/2038	1,530	727,255
6.25%, 04/01/2049	1,820	864,682
Lakewood Ranch Stewardship District Series 2018 5.30%, 05/01/2039	1,000	1,131,040
5.45%, 05/01/2048	1,525	1,735,755
Manatee County School District (Manatee County School District Sales Tax) AGM Series 2017 5.00%, 10/01/2030	2,700	3,341,034

	Principal Amount (000)	U.S. $ Value

Marshall Creek Community Development District (Marshall Creek Community Development District 2015A) Series 2015A 5.00%, 05/01/2032	$1,655	$1,757,676
Martin County Health Facilities Authority Series 2012 5.50%, 11/15/2042 (Pre-refunded/ETM)	1,350	1,406,835
Miami Beach Health Facilities Authority (Mount Sinai Medical Center of Florida, Inc.) Series 2012 5.00%, 11/15/2029	2,885	3,044,771
Series 2014 5.00%, 11/15/2039	2,000	2,215,980
Miami-Dade County Expressway Authority Series 2014A 5.00%, 07/01/2034	4,000	4,553,760
Mid-Bay Bridge Authority Series 2015A 5.00%, 10/01/2028-10/01/2040	3,600	4,151,308
Series 2015C 5.00%, 10/01/2035-10/01/2040	2,750	3,120,225
North Broward Hospital District Series 2017B 5.00%, 01/01/2037-01/01/2048	21,590	25,252,542
Palm Beach County Health Facilities Authority (ACTS Retirement-Life Communities, Inc. Obligated Group) Series 2020B 5.00%, 11/15/2042	1,000	1,212,810
Palm Beach County Health Facilities Authority (Federation CCRC Operations Corp. Obligated Group) 2.625%, 06/01/2025	2,045	2,084,080
5.00%, 06/01/2055	2,880	3,048,134
Pinellas County Industrial Development Authority 5.00%, 07/01/2039	1,955	2,351,689
Polk County Industrial Development Authority (Mineral Development LLC) 5.875%, 01/01/2033(a)	4,000	4,280,120
St Johns County Industrial Development Authority (Presbyterian Retirement Communities, Inc. Obligated Group) 4.00%, 08/01/2055	5,300	5,733,116
Tampa Florida Hospitals 5.00%, 07/01/2050(b)	18,325	23,012,535
Town of Davie FL Series 2013A 5.625%, 04/01/2043 (Pre-refunded/ETM)	3,765	4,206,672
Town of Davie FL (Nova Southeastern University, Inc.) Series 2018 5.00%, 04/01/2048	24,650	28,998,260
Village Community Development District No. 13 3.00%, 05/01/2029	1,000	1,062,550
3.375%, 05/01/2034	1,500	1,613,160
3.50%, 05/01/2051(a)	5,000	5,181,400

	Principal Amount (000)	U.S. $ Value

3.55%, 05/01/2039	$2,615	$2,798,311
3.70%, 05/01/2050	10,000	10,601,700
Volusia County School Board (Volusia County School Board COP) Series 2014B 5.00%, 08/01/2031	1,625	1,864,915

		382,577,710

Georgia – 1.7%
Cedartown Polk County Hospital Authority (Floyd Obligated Group) Series 2016 5.00%, 07/01/2039	4,000	4,561,600
City of Atlanta GA Department of Aviation Series 2012A 5.00%, 01/01/2031	1,390	1,445,392
Series 2014A 5.00%, 01/01/2033	1,820	2,040,329
Clarke County Hospital Authority (Piedmont Healthcare, Inc. Obligated Group) Series 2016 5.00%, 07/01/2031(b)	2,500	3,038,425
Development Authority for Fulton County (Piedmont Healthcare, Inc. Obligated Group) Series 2016A 5.00%, 07/01/2032(b)	2,000	2,422,620
Development Authority of Gwinnett County (Board of Regents of the University System of Georgia Lease) Series 2017A 5.00%, 07/01/2032-07/01/2037(b)	10,855	13,183,220
Fayette County Hospital Authority/GA (Piedmont Healthcare, Inc. Obligated Group) Series 2016 5.00%, 07/01/2034-07/01/2036(b)	10,710	12,879,031
Glynn-Brunswick Memorial Hospital Authority (Southeast Georgia Health System Obligated Group) Series 2017 5.00%, 08/01/2043-08/01/2047	12,680	14,931,879
Main Street Natural Gas, Inc. (Royal Bank of Canada) Series 2018A 4.00%, 04/01/2048	12,175	13,279,273
Series 2018C 4.00%, 08/01/2048	12,245	13,453,704
Municipal Electric Authority of Georgia 5.00%, 01/01/2038-01/01/2059	16,960	20,600,060

		101,835,533

Guam – 0.9%
Guam Government Waterworks Authority Series 2020A 5.00%, 01/01/2050	3,925	4,864,135
Territory of Guam 5.00%, 11/15/2031	2,165	2,378,945

	Principal Amount (000)	U.S. $ Value

Territory of Guam (Guam Section 30 Income Tax) Series 2016A 5.00%, 12/01/2029-12/01/2032	$9,015	$10,540,726
Territory of Guam (Territory of Guam Business Privilege Tax) Series 2011A 5.125%, 01/01/2042	6,420	6,600,851
Series 2015D 5.00%, 11/15/2032-11/15/2035	25,505	28,911,539

		53,296,196

Idaho – 0.0%
Idaho Housing & Finance Association (Battelle Energy Alliance LLC) Series 2010A 7.00%, 02/01/2036	200	200,708

Illinois – 11.3%
Chicago Board of Education Series 2012A 5.00%, 12/01/2042	5,630	5,934,301
Series 2015C 5.25%, 12/01/2035-12/01/2039	10,315	11,496,766
Series 2015E 5.125%, 12/01/2032	1,000	1,125,680
Series 2016A 7.00%, 12/01/2044	1,400	1,713,124
Series 2016B 6.50%, 12/01/2046	1,900	2,335,366
Series 2017G 5.00%, 12/01/2034	4,150	4,961,574
Series 2017H 5.00%, 12/01/2036-12/01/2046	5,795	6,775,950
Series 2018A 5.00%, 12/01/2026-12/01/2028	17,705	22,032,266
Series 2019A 5.00%, 12/01/2029-12/01/2030	6,070	7,772,951
Series 2019B 5.00%, 12/01/2030-12/01/2033	3,100	3,919,878
Series 2021A 5.00%, 12/01/2038-12/01/2040(c)	6,250	7,826,588
Chicago O’Hare International Airport Series 2015C 5.00%, 01/01/2034	1,665	1,911,587
Series 2016B 5.00%, 01/01/2034(b)	5,000	5,942,500
Series 2016C 5.00%, 01/01/2035-01/01/2038(b)	9,250	10,927,243
Series 2017B 5.00%, 01/01/2035-01/01/2037(b)	33,445	40,699,250
Series 2018B 5.00%, 01/01/2053	6,000	7,383,000
Chicago O’Hare International Airport (TrIPs Obligated Group) Series 2018 5.00%, 07/01/2033-07/01/2048	7,145	8,477,350

	Principal Amount (000)	U.S. $ Value

Chicago Transit Authority Series 2011 5.25%, 12/01/2023 (Pre-refunded/ETM)	$4,285	$4,468,141
Chicago Transit Authority (Chicago Transit Authority Sales Tax) Series 2020A 4.00%, 12/01/2050(b)	12,340	14,239,373
Chicago Transit Authority Sales Tax Receipts Fund Series 2020A 5.00%, 12/01/2045-12/01/2055(b)	11,000	13,651,060
City of Chicago IL (Goldblatts Supportive Living Project) Series 2013 6.375%, 12/01/2052	1,050	760,505
Illinois Finance Authority (Ascension Health Credit Group) Series 2016C 5.00%, 02/15/2041	2,835	3,431,768
Illinois Finance Authority (Illinois Institute of Technology) 4.00%, 09/01/2035-09/01/2041	4,280	4,832,967
5.00%, 09/01/2036-09/01/2040	3,495	4,309,028
Illinois Finance Authority (Park Place of Elmhurst Obligated Group) Series 2016A 6.20%, 05/15/2030	1,079	970,875
6.33%, 05/15/2048	829	745,875
6.44%, 05/15/2055	1,998	1,797,750
Series 2016C 2.00%, 05/15/2055(d) (e)	609	18,270
Illinois Finance Authority (Plymouth Place, Inc.) Series 2013 6.00%, 05/15/2043	3,500	3,750,110
Series 2015 5.25%, 05/15/2050	2,000	2,099,060
Illinois Finance Authority (Rosalind Franklin University of Medicine and Science) Series 2017A 5.00%, 08/01/2042-08/01/2047	3,000	3,460,580
Series 2017C 5.00%, 08/01/2046	1,000	1,151,350
Illinois Finance Authority (Silver Cross Hospital Obligated Group) Series 2015C 5.00%, 08/15/2035	4,750	5,424,357
Illinois State Toll Highway Authority Series 2015A 5.00%, 01/01/2031-01/01/2032	3,125	3,697,971
Series 2015B 5.00%, 01/01/2036	2,850	3,398,055
Series 2016A 5.00%, 12/01/2032	7,000	8,398,250
Series 2016B 5.00%, 01/01/2041	3,450	4,140,414
Metropolitan Pier & Exposition Authority 5.00%, 06/15/2050	47,895	57,113,830

	Principal Amount (000)	U.S. $ Value

Series 2012 Zero Coupon, 12/15/2041-12/15/2051	$20,785	$9,250,563
Series 2015B 5.00%, 12/15/2045	13,300	14,902,251
Series 2017B Zero Coupon, 12/15/2054	9,850	3,235,430
State of Illinois 5.00%, 11/01/2032	5,245	6,096,001
5.50%, 05/01/2030	2,750	3,569,610
5.75%, 05/01/2045	2,500	3,151,250
Series 2012 5.00%, 08/01/2025	1,300	1,375,842
Series 2014 5.00%, 05/01/2023-05/01/2031	14,800	16,211,766
Series 2016 5.00%, 02/01/2024-11/01/2035	35,595	41,995,898
Series 2017A 5.00%, 12/01/2025-12/01/2034	14,795	17,599,970
Series 2017C 5.00%, 11/01/2029	29,335	34,788,083
Series 2017D 5.00%, 11/01/2024-11/01/2028	73,540	86,111,190
Series 2018A 5.00%, 10/01/2027-05/01/2030	24,750	30,118,041
Series 2018B 5.00%, 10/01/2026	5,000	5,964,250
Series 2019B 4.00%, 11/01/2033-11/01/2037	42,795	48,230,177
5.00%, 11/01/2030-11/01/2031	37,200	45,978,505
Series 2020B 5.00%, 10/01/2030-10/01/2031	4,100	5,168,471
Village of Antioch IL Special Service Areas No. 1 & 2 Series 2016A 4.50%, 03/01/2033	3,767	3,837,142
Series 2016B 7.00%, 03/01/2033	1,700	1,729,920
Village of Pingree Grove IL Special Service Area No. 7 Series 2015A 4.50%, 03/01/2025	748	772,983
5.00%, 03/01/2036	2,963	3,089,313
Series 2015B 6.00%, 03/01/2036	918	973,686

		677,245,305

Indiana – 1.1%
Indiana Finance Authority (Baptist Healthcare System Obligated Group) Series 2017 5.00%, 08/15/2051	3,905	4,520,662
Indiana Finance Authority (Bethany Circle of King’s Daughters’ of Madison Indiana, Inc. (The)) Series 2010 5.125%, 08/15/2027	1,000	1,003,240
5.50%, 08/15/2045	2,225	2,229,962

	Principal Amount (000)	U.S. $ Value

Indiana Finance Authority (Marquette Manor) Series 2015A 5.00%, 03/01/2030	$1,000	$1,112,820
Indiana Finance Authority (Ohio River Bridges) Series 2013A 5.00%, 07/01/2040-07/01/2048	10,970	11,776,616
Indiana Finance Authority (Ohio Valley Electric Corp.) 3.00%, 11/01/2030	4,790	5,171,907
Series 2020 3.00%, 11/01/2030	6,935	7,487,927
Series 2020A 3.00%, 11/01/2030	7,290	7,871,232
Indiana Finance Authority (RES Polyflow Indiana LLC) 7.00%, 03/01/2039(a)	22,795	22,381,271

		63,555,637

Iowa – 0.5%
Iowa Finance Authority (Iowa Fertilizer Co. LLC) Series 2013B 5.25%, 12/01/2050	6,405	7,152,336
Iowa Finance Authority (Lifespace Communities, Inc. Obligated Group) Series 2018A 5.00%, 05/15/2043-05/15/2048	11,000	12,431,400
Iowa Higher Education Loan Authority (Simpson College) 5.50%, 11/01/2051	7,160	7,678,527

		27,262,263

Kansas – 0.3%
Overland Park Development Corp. (City of Overland Park KS) 5.00%, 03/01/2035-03/01/2049	13,035	13,828,637
Wyandotte County-Kansas City Unified Government (Wyandotte County-Kansas City Unified Government Sales Tax) Series 2018 4.50%, 06/01/2040	1,745	1,805,499

		15,634,136

Kentucky – 2.2%
City of Ashland KY (Ashland Hospital Corp. Obligated Group) 4.00%, 02/01/2035	930	1,041,163
County of Trimble KY (Louisville Gas and Electric Co.) 1.30%, 09/01/2044	8,500	8,615,940

	Principal Amount (000)	U.S. $ Value

Kentucky Economic Development Finance Authority (Baptist Healthcare System Obligated Group) Series 2017B 5.00%, 08/15/2034-08/15/2046(b)	$15,780	$18,769,912
Kentucky Economic Development Finance Authority (CommonSpirit Health) Series 2019A 4.00%, 08/01/2038-08/01/2039	2,135	2,479,881
5.00%, 08/01/2044-08/01/2049(b)	13,765	16,939,481
Kentucky Economic Development Finance Authority (Masonic Homes of Kentucky, Inc. Obligated Group) Series 2012 5.375%, 11/15/2042	1,685	1,700,687
5.50%, 11/15/2045	1,000	1,010,230
Series 2016A 5.00%, 05/15/2046-05/15/2051	3,100	3,142,533
Kentucky Economic Development Finance Authority (Owensboro Health, Inc. Obligated Group) 5.25%, 06/01/2050	21,590	23,444,797
Series 2017A 5.00%, 06/01/2031-06/01/2045	21,375	23,862,295
5.25%, 06/01/2041	6,750	7,669,552
Series 2017B 5.00%, 06/01/2040	5,000	5,584,850
Kentucky Economic Development Finance Authority (Rosedale Green) Series 2015 5.50%, 11/15/2035	1,750	1,789,673
5.75%, 11/15/2045	3,350	3,416,933
Louisville/Jefferson County Metropolitan Government (Norton Healthcare Obligated Group) 5.00%, 10/01/2047	1,965	2,584,054
Series 2016 5.00%, 10/01/2033	8,205	9,862,082
Series 2020A 5.00%, 10/01/2038	965	1,225,926

		133,139,989

Louisiana – 1.6%
Jefferson Parish Hospital Service District No. 2 Series 2011 6.375%, 07/01/2041 (Pre-refunded/ETM)	2,130	2,184,656
Jefferson Sales Tax District AGM Series 2017B 5.00%, 12/01/2034-12/01/2036	3,400	4,168,502
Louisiana Local Government Environmental Facilities & Community Development Auth (St. James Place of Baton Rouge) Series 2015A 6.00%, 11/15/2035	2,100	2,312,856

	Principal Amount (000)	U.S. $ Value

Louisiana Local Government Environmental Facilities & Community Development Auth (Woman’s Hospital Foundation) Series 2017 5.00%, 10/01/2034-10/01/2044(b)	$27,600	$33,320,223
Louisiana Public Facilities Authority Series 2016 5.00%, 05/15/2047 (Pre-refunded/ETM)	10	12,327
Louisiana Public Facilities Authority (Louisiana Pellets, Inc.) Series 2013B 10.50%, 07/01/2039(e) (f)	2,750	27
Series 2014A 7.50%, 07/01/2023(e) (f)	1,250	13
Louisiana Public Facilities Authority (Louisiana State University & Agricultural & Mechanical College Auxiliary Revenue) 5.00%, 07/01/2059	10,270	12,397,533
Louisiana Public Facilities Authority (Louisiana State University & Agricultural & Mechanical College Lease) Series 2017 5.00%, 07/01/2042-07/01/2057	17,565	20,509,894
New Orleans Aviation Board Series 2017B 5.00%, 01/01/2043	1,000	1,175,270
Parish of St James LA (NuStar Logistics LP) Series 20202 6.35%, 07/01/2040-10/01/2040(a)	7,375	9,497,377
Parish of St John the Baptist LA (Marathon Oil Corp.) 2.10%, 06/01/2037	2,465	2,535,647
2.20%, 06/01/2037	3,700	3,842,006
2.00%, 06/01/2037	4,855	4,945,012
Port New Orleans Board of Commissioners Series 2013B 5.00%, 04/01/2029 (Pre-refunded/ETM)	540	592,601
5.00%, 04/01/2031 (Pre-refunded/ETM)	1,000	1,097,410

		98,591,354

Maine – 0.3%
Finance Authority of Maine (Casella Waste Systems, Inc.) Series 2017 5.25%, 01/01/2025(a)	4,630	5,232,873
Series 2018R-2 4.375%, 08/01/2035(a)	1,700	1,889,074
Maine Health & Higher Educational Facilities Authority Series 2011 7.50%, 07/01/2032 (Pre-refunded/ETM)	1,000	1,030,230
Maine Health & Higher Educational Facilities Authority (Maine Medical Center) Series 2018A 5.00%, 07/01/2043-07/01/2048	9,620	11,682,540

		19,834,717

	Principal Amount (000)	U.S. $ Value

Maryland – 1.7%
City of Baltimore MD (Baltimore Hotel Corp.) 5.00%, 09/01/2042	$8,575	$8,943,639
Series 2017 5.00%, 09/01/2033-09/01/2036	3,250	3,407,033
City of Baltimore MD (East Baltimore Research Park Project) Series 2017A 5.00%, 09/01/2038	1,000	1,089,300
City of Baltimore MD (Harbor Point Special Taxing District) 3.625%, 06/01/2046(a)	1,750	1,789,795
Series 2019B 3.875%, 06/01/2046(a)	300	302,418
County of Frederick MD (County of Frederick MD Urbana Community Development Authority) Series 2020C 4.00%, 07/01/2050	2,615	2,891,301
Maryland Economic Development Corp. 4.00%, 09/01/2040-09/01/2050	4,750	5,240,090
Maryland Health & Higher Educational Facilities Authority (Meritus Medical Center Obligated Group) Series 2015 5.00%, 07/01/2031	3,245	3,760,858
Maryland Health & Higher Educational Facilities Authority (Peninsula Regional Health System Obligated Group) 4.00%, 07/01/2036-07/01/2040	9,880	11,739,112
5.00%, 07/01/2046	22,040	27,896,469
Maryland Health & Higher Educational Facilities Authority (UPMC Obligated Group) Series 2020B 4.00%, 04/15/2036-04/15/2040(b)	16,530	37,482,970

		104,542,985

Massachusetts – 0.7%
Massachusetts Development Finance Agency (Emerson College) Series 2016A 5.00%, 01/01/2047	2,220	2,542,788
Series 2017A 5.00%, 01/01/2040	670	794,178
Massachusetts Development Finance Agency (Emmanuel College/MA) Series 2016A 5.00%, 10/01/2043	1,760	2,017,998
Massachusetts Development Finance Agency (Merrimack College) Series 2012A 5.25%, 07/01/2042	5,000	5,296,100

	Principal Amount (000)	U.S. $ Value

Massachusetts Development Finance Agency (Simmons University) Series 2018L 5.00%, 10/01/2034-10/01/2035	$2,360	$2,899,344
Massachusetts Development Finance Agency (South Shore Hospital, Inc.) Series 2016I 5.00%, 07/01/2031-07/01/2041	3,850	4,446,905
Massachusetts Development Finance Agency (UMass Memorial Health Care Obligated Group) Series 2016 5.00%, 07/01/2041-07/01/2046	3,980	4,627,412
Massachusetts Development Finance Agency (Wellforce Obligated Group) Series 2013G 5.00%, 07/01/2037	2,550	2,727,225
AGM Series 2019A 5.00%, 07/01/2036	1,000	1,219,210
Massachusetts Development Finance Agency (Zero Waste Solutions LLC) Series 2017 8.00%, 12/01/2022(g)	10,525	10,061,479
Series 2017A 7.75%, 12/01/2044(g)	4,460	4,318,083

		40,950,722

Michigan – 2.5%
City of Detroit MI 5.00%, 04/01/2033-04/01/2038	4,385	5,100,258
5.50%, 04/01/2045-04/01/2050	3,860	4,672,516
City of Detroit MI Sewage Disposal System Revenue Series 2012A 5.00%, 07/01/2032 (Pre-refunded/ETM)	4,400	4,703,908
5.25%, 07/01/2039 (Pre-refunded/ETM)	4,825	5,175,295
City of Detroit MI Water Supply System Revenue Series 2011C 5.00%, 07/01/2041 (Pre-refunded/ETM)	1,060	1,081,624
Detroit City School District Series 2012A 5.00%, 05/01/2031	120	127,008
Grand Rapids Economic Development Corp. (Beacon Hill at Eastgate) Series 2017A 5.00%, 11/01/2032-11/01/2037	1,655	1,741,906
Great Lakes Water Authority Water Supply System Revenue Series 2016A 5.00%, 07/01/2046	1,025	1,220,632
Series 2016D 5.00%, 07/01/2036	25,210	30,328,386
Kalamazoo Economic Development Corp. (Heritage Community of Kalamazoo Obligated Group) 5.00%, 05/15/2037-05/15/2055	7,960	8,650,237
Kalamazoo Hospital Finance Authority (Bronson Healthcare Group Obligated Group) Series 2016 4.00%, 05/15/2031-05/15/2036(b)	20,100	22,519,471

	Principal Amount (000)	U.S. $ Value

Michigan Finance Authority Series 2014 5.00%, 06/01/2034 (Pre-refunded/ETM)	$2,000	$2,305,500
Michigan Finance Authority (Great Lakes Water Authority Water Supply System Revenue) Series 2014D4 5.00%, 07/01/2029-07/01/2034	2,100	2,401,559
Series 2015D-1 5.00%, 07/01/2034	2,000	2,360,060
Series 2015D-2 5.00%, 07/01/2034	3,400	4,000,780
Michigan Finance Authority (Henry Ford Health System Obligated Group) Series 2016 5.00%, 11/15/2032	3,850	4,677,249
Series 2019A 5.00%, 11/15/2048	6,635	8,337,806
Michigan Finance Authority (Michigan Finance Authority Tobacco Settlement Revenue) Series 2020A 4.00%, 06/01/2049	5,000	5,815,600
Series 2020B Zero Coupon, 06/01/2065	16,665	2,095,790
Michigan Finance Authority (Public Lighting Authority) Series 2014B 5.00%, 07/01/2031-07/01/2033	7,950	8,744,415
Michigan Strategic Fund (Michigan Strategic Fund - I 75 Improvement Project) Series 2018 5.00%, 06/30/2048	8,600	10,439,110
Michigan Tobacco Settlement Finance Authority (Tobacco Settlement Financing Corp./MI) Series 2008C Zero Coupon, 06/01/2058	116,850	5,612,305
Wayne State University Series 2018A 5.00%, 11/15/2043	4,000	4,977,280

		147,088,695

Minnesota – 0.2%
City of Wayzata MN (Wayzata Bay Senior Housing, Inc.) 5.00%, 08/01/2054	1,000	1,060,890
Duluth Economic Development Authority (Essentia Health Obligated Group) Series 2018A 5.00%, 02/15/2043-02/15/2048	2,925	3,496,437
Housing & Redevelopment Authority of The City of St. Paul Minnesota (Hmong College Prep Academy) 5.00%, 09/01/2040-09/01/2043	2,455	2,925,785

	Principal Amount (000)	U.S. $ Value

Minnesota Higher Education Facilities Authority (St. Catherine University) Series 2018A 5.00%, 10/01/2045	$1,900	$2,247,035

		9,730,147

Mississippi – 0.4%
Mississippi Hospital Equipment & Facilities Authority (Baptist Memorial Health Care Obligated Group) Series 2016A 5.00%, 09/01/2036-09/01/2046	19,910	23,066,188
Mississippi Hospital Equipment & Facilities Authority (Forrest General Hospital, Inc.) 4.00%, 01/01/2037	720	848,275
5.00%, 01/01/2035	1,230	1,577,869

		25,492,332

Missouri – 1.3%
Cape Girardeau County Industrial Development Authority (SoutheastHEALTH Obligated Group) Series 2017A 5.00%, 03/01/2036	2,925	3,210,948
Health & Educational Facilities Authority of the State of Missouri (Lutheran Senior Services Obligated Group) Series 2016A 5.00%, 02/01/2046	1,000	1,114,270
Series 2019I 4.00%, 02/01/2042-02/01/2048	37,870	40,377,251
5.00%, 02/01/2042-02/01/2048	3,220	3,791,979
Kansas City Industrial Development Authority 5.00%, 07/01/2040(a)	3,155	3,199,832
Kansas City Industrial Development Authority (Kingswood Senior Living Community) Series 2016 5.75%, 11/15/2036(a)	1,460	511,730
6.00%, 11/15/2046-11/15/2051(g)	8,365	2,931,932
Lee’s Summit Industrial Development Authority (John Knox Village Obligated Group) Series 2014A 5.25%, 08/15/2039	620	657,907
Series 2016A 5.00%, 08/15/2036-08/15/2046	3,060	3,268,155
Series 2018 5.00%, 08/15/2042	6,940	7,544,752
Missouri Joint Municipal Electric Utility Commission Series 2014 5.00%, 01/01/2031	3,240	3,727,912
St Louis County Industrial Development Authority (St. Andrews Resources for Seniors Obligated Group) Series 2015A 5.00%, 12/01/2035	2,000	2,091,420
5.125%, 12/01/2045	4,500	4,658,130

		77,086,218

	Principal Amount (000)	U.S. $ Value

Montana – 0.0%
Montana Facility Finance Authority (Benefis Health System Obligated Group) Series 2016 5.00%, 02/15/2034	$1,085	$1,310,398

Nebraska – 0.5%
Central Plains Energy Project (Goldman Sachs Group, Inc. (The)) Series 2012 5.00%, 09/01/2032-09/01/2042	2,975	3,177,181
Series 2017A 5.00%, 09/01/2034-09/01/2037	19,955	28,756,321

		31,933,502

Nevada – 0.9%
City of Carson City NV (Carson Tahoe Regional Healthcare) Series 2017 5.00%, 09/01/2037-09/01/2047	3,935	4,589,971
City of Reno NV (County of Washoe NV Sales Tax Revenue) Series 2018C Zero Coupon, 07/01/2058(a)	25,500	4,017,780
City of Sparks NV (City of Sparks NV Sales Tax) Series 2019A 2.75%, 06/15/2028(a)	3,540	3,616,853
Clark County School District Series 2017C 5.00%, 06/15/2033-06/15/2035(b)	13,410	16,524,263
5.00%, 06/15/2036	3,700	3,954,449
AGM Series 2019B 3.00%, 06/15/2037	5,185	5,716,151
Las Vegas Redevelopment Agency Series 2016 5.00%, 06/15/2040	1,800	2,042,064
State of Nevada Department of Business & Industry (Fulcrum Sierra Biofuels LLC) Series 2018 6.95%, 02/15/2038(a)	1,890	1,953,599
Tahoe-Douglas Visitors Authority 5.00%, 07/01/2040-07/01/2051	8,050	9,290,348

		51,705,478

New Hampshire – 1.0%
New Hampshire Business Finance Authority National Finance Authority Series 20201 4.125%, 01/20/2034	21,576	24,474,416
New Hampshire Business Finance Authority (Covanta Holding Corp.) Series 2020A 3.625%, 07/01/2043(a)	1,960	2,039,909
Series 2020B 3.75%, 07/01/2045(a)	3,525	3,671,993

	Principal Amount (000)	U.S. $ Value

New Hampshire Health and Education Facilities Authority Act Series 2012 5.00%, 01/01/2042 (Pre-refunded/ETM)	$2,940	$3,070,183
New Hampshire Health and Education Facilities Authority Act (Dartmouth-Hitchcock Obligated Group) Series 2020A 5.00%, 08/01/2059	15,080	24,389,336

		57,645,837

New Jersey – 9.3%
New Jersey Economic Development Authority (New Jersey Economic Development Authority State Lease) 4.00%, 06/15/2038-06/15/2050	8,300	9,630,970
Series 2013 5.00%, 03/01/2030	3,455	3,751,612
Series 2014P 5.00%, 06/15/2029	5,000	5,665,650
Series 2015X 5.00%, 06/15/2021	15,920	16,196,690
Series 2017A 5.00%, 07/01/2033	1,640	1,920,145
Series 2017D 5.00%, 06/15/2033-06/15/2042	7,520	8,973,082
Series 2018A 5.00%, 06/15/2042-06/15/2047	5,885	7,042,516
New Jersey Economic Development Authority (New Jersey Transit Corp. State Lease) 4.00%, 11/01/2044	3,450	3,937,485
5.00%, 11/01/2033	3,770	4,777,909
New Jersey Economic Development Authority (Port Newark Container Terminal LLC) Series 2017 5.00%, 10/01/2037-10/01/2047	10,660	12,303,380
New Jersey Economic Development Authority (State of New Jersey Department of the Treasury Lease) 5.00%, 06/15/2030-06/15/2037	7,740	9,852,165
New Jersey Economic Development Authority (State of New Jersey Division of Property Management & Construction Lease) Series 2018C 5.00%, 06/15/2042	7,085	8,497,324
New Jersey Economic Development Authority (UMM Energy Partners LLC) Series 2012A 5.125%, 06/15/2043	735	770,648
New Jersey Economic Development Authority (United Airlines, Inc.) Series 1999 5.25%, 09/15/2029	8,270	8,815,655
Series 2000B 5.625%, 11/15/2030	1,475	1,653,460
New Jersey Educational Facilities Authority (Stevens Institute of Technology) Series 2020A 4.00%, 07/01/2050	1,805	2,026,871

	Principal Amount (000)	U.S. $ Value

5.00%, 07/01/2045	$4,460	$5,477,281
New Jersey Health Care Facilities Financing Authority (Hackensack Meridian Health Obligated Group) Series 2017A 5.00%, 07/01/2035	1,300	1,603,485
New Jersey Health Care Facilities Financing Authority (Inspira Health Obligated Group) Series 2017A 5.00%, 07/01/2036-07/01/2042	8,645	10,465,374
New Jersey Health Care Facilities Financing Authority (New Jersey Health Care Facilities Financing Authority State Lease) Series 2017 5.00%, 10/01/2035	1,070	1,275,547
New Jersey Health Care Facilities Financing Authority (RWJ Barnabas Health Obligated Group) Series 2014 5.00%, 07/01/2044	2,040	2,329,619
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Fed Hwy Grant) Series 2016 5.00%, 06/15/2024-06/15/2030	45,225	54,029,284
Series 2018A 5.00%, 06/15/2029-06/15/2031	38,885	46,271,291
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Trust Fund Authority State Lease) 5.00%, 06/15/2034-06/15/2046	8,495	10,458,360
Series 2014A 5.00%, 06/15/2038	1,000	1,115,930
Series 2015A 5.00%, 06/15/2045	8,450	9,590,581
Series 2018A 5.00%, 12/15/2030-12/15/2036	54,405	67,553,980
Series 2019B 4.00%, 06/15/2036-06/15/2037	2,715	3,124,965
5.00%, 06/15/2032	3,480	4,356,438
Series 2020A 4.00%, 06/15/2050	10,000	11,473,800
New Jersey Turnpike Authority Series 2013A 5.00%, 01/01/2027 (Pre-refunded/ETM)	2,500	2,672,675
Series 2015E 5.00%, 01/01/2033-01/01/2045(b)	15,400	17,595,186
Series 2016A 5.00%, 01/01/2033	6,500	7,698,470
Series 2017A 5.00%, 01/01/2033-01/01/2034(b)	15,000	18,258,450
Series 2017B 5.00%, 01/01/2032-01/01/2033	13,540	17,028,871
Series 2019A 5.00%, 01/01/2048(b)	11,320	14,065,892

	Principal Amount (000)	U.S. $ Value

State of New Jersey 4.00%, 06/01/2031	$31,040	$39,020,694
Tobacco Settlement Financing Corp./NJ Series 2018A 5.00%, 06/01/2031	1,425	1,837,537
Series 2018B 5.00%, 06/01/2046	85,045	101,336,220

		554,455,492

New Mexico – 0.2%
City of Santa Fe NM (El Castillo Retirement Residences Obligated Group) 5.00%, 05/15/2039-05/15/2049	2,180	2,387,092
New Mexico Hospital Equipment Loan Council (Gerald Champion Regional Medical Center) Series 2012 5.50%, 07/01/2042	1,060	1,113,010
New Mexico Hospital Equipment Loan Council (Haverland Carter Lifestyle Obligated Group) Series 2019L 5.00%, 07/01/2039-07/01/2049	6,615	7,501,481

		11,001,583

New York – 9.0%
Build NYC Resource Corp. (Albert Einstein College of Medicine, Inc.) Series 2015 5.50%, 09/01/2045(a)	34,700	38,764,064
Build NYC Resource Corp. (Metropolitan College of New York) Series 2014 5.25%, 11/01/2034	2,000	2,161,220
City of New York NY Series 2018E 5.00%, 03/01/2037-03/01/2038(b)	17,500	21,782,375
Series 2020A 5.00%, 08/01/2030-08/01/2033(b)	42,875	58,172,576
Dutchess County Local Development Corp. (Bard College) Series 2020A 5.00%, 07/01/2045-07/01/2051(a)	20,500	24,299,100
Dutchess County Local Development Corp. (Health QuestSystems Obligated Group) Series 2016B 5.00%, 07/01/2046	13,520	15,343,442
Metropolitan Transportation Authority 4.00%, 11/15/2045	3,000	3,441,720
5.00%, 11/15/2030-11/15/2033	3,845	4,976,073
Series 2012F 5.00%, 11/15/2030	2,540	2,706,980
Series 2013D 5.00%, 11/15/2043	2,000	2,177,100
Series 2013E 5.00%, 11/15/2032	4,425	4,874,315
Series 2015B 5.00%, 11/15/2032	3,715	4,282,801

	Principal Amount (000)	U.S. $ Value

Series 2015C 5.00%, 11/15/2027	$1,110	$1,300,520
5.25%, 11/15/2030	4,000	4,683,920
Series 2015D 5.00%, 11/15/2031-11/15/2034	11,915	13,912,127
Series 2016A 5.00%, 11/15/2032	3,440	4,045,990
Series 2016C 4.00%, 11/15/2026	1,705	1,956,419
Series 2016D 5.00%, 11/15/2027-11/15/2029	2,810	3,364,407
Series 2017A 5.00%, 11/15/2026	1,525	1,839,440
Series 2017B 5.00%, 11/15/2027	1,185	1,461,958
Series 2017C 5.00%, 11/15/2025-11/15/2033	27,655	34,038,445
Series 2018B 5.00%, 11/15/2028	1,340	1,682,290
Series 2019A 5.00%, 11/15/2048	3,075	3,492,739
Series 2020A 5.00%, 11/15/2047	855	1,055,916
Series 2020C 4.75%, 11/15/2045	3,000	3,646,920
5.00%, 11/15/2050	6,435	7,915,243
5.25%, 11/15/2055	2,000	2,509,060
Series 2020D 5.00%, 11/15/2043	5,000	6,253,200
Monroe County Industrial Development Corp./NY (St Ann’s of Greater Rochester Obligated Group) 5.00%, 01/01/2050	6,520	7,138,357
Monroe County Industrial Development Corp./NY (True North Rochester Prep Charter School) 5.00%, 06/01/2059(a)	1,080	1,260,932
Nassau County Industrial Development Agency (Amsterdam House Continuing Care Retirement Community, Inc.) Series 2014A 6.50%, 01/01/2032	75	41,250
6.70%, 01/01/2049	444	244,217
Series 2014B 5.50%, 07/01/2020	57	45,939
Series 2014C 2.00%, 01/01/2049(d) (e)	514	51,377
New York City Housing Development Corp. Series 2020A 2.55%, 08/01/2040	3,645	3,759,489
New York Counties Tobacco Trust V Zero Coupon, 06/01/2050	30,000	4,468,800
New York Liberty Development Corp 2.80%, 09/15/2069	2,620	2,612,900
New York Liberty Development Corp. (7 World Trade Center II LLC) Series 2012 5.00%, 03/15/2044	100	104,392

	Principal Amount (000)	U.S. $ Value

New York Liberty Development Corp. (Goldman Sachs Headquarters LLC) Series 2005 5.25%, 10/01/2035	$5,765	$8,413,383
New York State Dormitory Authority (Orange Regional Medical Center Obligated Group) Series 2017 5.00%, 12/01/2030-12/01/2034(a)	4,200	4,991,552
New York State Thruway Authority AGM Series 2012I 5.00%, 01/01/2037 (Pre-refunded/ETM)	2,000	2,089,880
New York State Thruway Authority (New York State Thruway Authority Gen Toll Road) Series 2016A 5.00%, 01/01/2041	3,800	4,486,850
New York Transportation Development Corp. 4.375%, 10/01/2045	35,385	41,280,141
New York Transportation Development Corp. (Delta Air Lines, Inc.) 4.00%, 10/01/2030	22,950	27,163,849
Series 2018 5.00%, 01/01/2027-01/01/2029	51,325	62,445,795
New York Transportation Development Corp. (Laguardia Gateway Partners LLC) Series 2016A 5.00%, 07/01/2041-07/01/2046	33,055	37,254,746
5.25%, 01/01/2050	13,885	15,717,820
Niagara Area Development Corp. (Covanta Holding Corp.) Series 2018A 4.75%, 11/01/2042(a)	6,045	6,349,970
Orange County Funding Corp. (The Hamlet at Wallkill) Series 2013 6.50%, 01/01/2046	1,055	1,065,466
Port Authority of New York & New Jersey Series 2012 5.00%, 10/01/2034	3,900	4,091,061
Series 2013178 5.00%, 12/01/2033	5,000	5,578,000
Triborough Bridge & Tunnel Authority Series 2020A 5.00%, 11/15/2054	3,000	3,853,590
TSASC, Inc./NY Series 2017A 5.00%, 06/01/2041	1,560	1,820,785
Ulster County Capital Resource Corp. (Woodland Pond at New Paltz) Series 2017 5.00%, 09/15/2037	860	855,150
5.25%, 09/15/2042-09/15/2053	2,330	2,292,443
Westchester County Local Development Corp. (Kendal on Hudson) Series 2013 5.00%, 01/01/2034	3,840	4,035,917

	Principal Amount (000)	U.S. $ Value

Westchester County Local Development Corp. (Westchester County Health Care Corp. Obligated Group) Series 2016 5.00%, 11/01/2046	$4,230	$4,714,716

		534,369,127

North Carolina – 0.4%
County of New Hanover NC (New Hanover Regional Medical Center) Series 2017 5.00%, 10/01/2042-10/01/2047	5,830	6,991,929
North Carolina Medical Care Commission (Aldersgate United Methodist Retirement Community, Inc.) Series 2015 4.875%, 07/01/2040	5,000	5,112,250
5.00%, 07/01/2045	1,000	1,021,380
North Carolina Medical Care Commission (Pennybyrn at Maryfield) Series 2015 5.00%, 10/01/2030	2,250	2,421,967
North Carolina Medical Care Commission (United Church Homes & Services Obligated Group) Series 2015A 5.00%, 09/01/2037	1,735	1,794,632
Series 2017 5.00%, 09/01/2046	1,000	1,035,870
North Carolina Turnpike Authority Series 2018 5.00%, 01/01/2040	5,000	6,148,200

		24,526,228

North Dakota – 0.4%
County of Grand Forks ND (Red River Biorefinery LLC) 5.75%, 09/15/2028	7,480	7,111,984
6.375%, 12/15/2043	4,750	4,332,950
County of Ward ND (Trinity Health Obligated Group) Series 2017C 5.00%, 06/01/2048-06/01/2053	10,230	11,615,012

		23,059,946

Ohio – 6.2%
Akron Bath Copley Joint Township Hospital District (Summa Health System Obligated Group) 3.00%, 11/15/2040	4,500	4,715,595
4.00%, 11/15/2036-11/15/2038	2,550	2,998,215
American Municipal Power, Inc. Series 2016A 5.00%, 02/15/2041-02/15/2046	10,000	11,596,880
Buckeye Tobacco Settlement Financing Authority Series 2020A 4.00%, 06/01/2048	2,000	2,322,260
Series 2020B 5.00%, 06/01/2055	179,725	209,419,164
City of Chillicothe OH (Adena Health System Obligated Group) Series 2017 5.00%, 12/01/2037	3,765	4,603,955

	Principal Amount (000)	U.S. $ Value

City of Chillicothe/OH (Adena Health System Obligated Group) Series 2017 5.00%, 12/01/2047	$3,735	$4,463,026
County of Allen OH Hospital Facilities Revenue (Bon Secours Mercy Health, Inc.) 4.00%, 12/01/2040	10,390	12,515,378
County of Cuyahoga OH (MetroHealth System (The)) Series 2017 5.25%, 02/15/2047	12,860	15,134,548
County of Cuyahoga/OH (MetroHealth System (The)) 5.00%, 02/15/2052	5,680	6,458,728
Series 2017 5.00%, 02/15/2042	6,490	7,467,134
County of Franklin OH (First Community Village Obligated Group) 5.00%, 07/01/2049	3,940	3,881,058
Series 2013 5.625%, 07/01/2047	2,300	2,264,120
County of Hamilton OH (UC Health Obligated Group) 5.00%, 09/15/2050	18,425	23,206,656
County of Hardin OH (Ohio Northern University) 5.25%, 05/01/2040	500	535,500
5.50%, 05/01/2050	1,000	1,070,200
County of Marion OH (United Church Homes, Inc. Obligated Group) 5.125%, 12/01/2049	2,210	2,384,634
County of Montgomery OH (Trousdale Foundation Obligated Group) 6.00%, 04/01/2038(a)	2,000	950,660
Series 2018A 6.25%, 04/01/2049(a)	10,105	4,800,886
County of Ross OH (Adena Health System Obligated Group) 5.00%, 12/01/2049	6,000	7,410,000
Dayton-Montgomery County Port Authority (StoryPoint Troy Project) Series 20151 7.00%, 01/15/2040	2,500	2,502,525
Ohio Air Quality Development Authority (Energy Harbor Generation LLC) Series 2009D 4.25%, 08/01/2029	5,305	5,344,788
Ohio Air Quality Development Authority (Energy Harbor Nuclear Generation LLC) Series 2009A 4.375%, 06/01/2033	7,480	7,536,100
Ohio Air Quality Development Authority (Ohio Valley Electric Corp.) 3.25%, 09/01/2029	1,780	1,951,752
Ohio Higher Educational Facility Commission (Kenyon College) 5.00%, 07/01/2038-07/01/2042	9,690	12,395,275

	Principal Amount (000)	U.S. $ Value

Ohio Water Development Authority Water Pollution Control Loan Fund (Energy Harbor Nuclear Generation LLC) Series 2016A 4.375%, 06/01/2033	$9,565	$9,636,738

		367,565,775

Oklahoma – 0.6%
Comanche County Memorial Hospital 5.00%, 07/01/2022	780	820,295
Oklahoma Development Finance Authority (Oklahoma City University Obligated Group) 5.00%, 08/01/2044-08/01/2049	15,630	18,175,913
Oklahoma Development Finance Authority (OU Medicine Obligated Group) Series 2018B 5.50%, 08/15/2057	14,170	16,917,138

		35,913,346

Oregon – 0.3%
Clackamas County Hospital Facility Authority (Rose Villa, Inc. Obligated Group) 2.75%, 11/15/2025	1,000	1,010,030
Series 2020A 5.125%, 11/15/2040	750	812,205
5.375%, 11/15/2055	1,300	1,403,480
Medford Hospital Facilities Authority (Asante Health System Obligated Group) Series 2020A 5.00%, 08/15/2045-08/15/2050	10,000	12,859,535
Oregon State Facilities Authority (Samaritan Health Services, Inc. Obligated Group) Series 2020I 5.00%, 10/01/2040	1,750	2,203,652

		18,288,902

Pennsylvania – 6.6%
Allegheny County Hospital Development Authority (Allegheny Health Network Obligated Group) Series 2018A 5.00%, 04/01/2034-04/01/2036	33,535	41,813,794
Allentown Neighborhood Improvement Zone Development Authority Series 2017 5.00%, 05/01/2042(a)	2,270	2,576,586
Beaver County Industrial Development Authority (Energy Harbor Generation LLC) Series 2016B 4.25%, 10/01/2047	10,000	10,075,000
Beaver County Industrial Development Authority (Energy Harbor Nuclear Generation LLC) Series 2016A 4.375%, 01/01/2035	1,455	1,465,913
Bensalem Township School District Series 2013 5.00%, 06/01/2029 (Pre-refunded/ETM)	8,570	9,743,576
Berks County Industrial Development Authority (Highlands at Wyomissing (The))

	Principal Amount (000)	U.S. $ Value

Series 2018 5.00%, 05/15/2048	$1,000	$1,105,560
Chambersburg Area Municipal Authority (Wilson College) Series 2018 5.75%, 10/01/2043	1,350	1,413,747
6.00%, 10/01/2048	9,000	9,547,380
Chester County Industrial Development Authority (Woodlands at Greystone Neighborhood Improvement District) Series 2018 5.125%, 03/01/2048(a)	1,050	1,086,803
City of Philadelphia PA Series 2013A 5.00%, 07/15/2021	1,200	1,224,660
Series 2017 5.00%, 08/01/2029-08/01/2031	12,110	15,180,146
Series 2019B 5.00%, 02/01/2035-02/01/2038	11,300	14,312,119
AGM Series 2017A 5.00%, 08/01/2033-08/01/2034	13,000	15,981,200
City of Philadelphia PA Water & Wastewater Revenue Series 2017A 5.00%, 10/01/2035-10/01/2036	5,105	6,362,474
Commonwealth of Pennsylvania (Commonwealth of Pennsylvania COP) Series 2018A 5.00%, 07/01/2038	1,120	1,377,678
County of Lehigh PA (Lehigh Valley Health Network Obligated Group) 5.00%, 07/01/2044	6,885	8,666,700
Series 2016A 4.00%, 07/01/2035	10,000	11,330,600
Crawford County Hospital Authority (Meadville Medical Center Obligated Group) Series 2016A 6.00%, 06/01/2046-06/01/2051	3,375	3,702,378
Cumberland County Municipal Authority (Asbury Pennsylvania Obligated Group) 5.00%, 01/01/2045	1,815	1,965,173
Series 2012 5.25%, 01/01/2041	1,000	1,017,470
Geisinger Pennsylvania Authority Health System 5.00%, 04/01/2050(b)	10,000	12,682,400
Lancaster County Hospital Authority/PA (St Anne’s Retirement Community Obligated Group) 5.00%, 03/01/2040-03/01/2050	900	973,871
Montgomery County Higher Education and Health Authority (HumanGood Pennsylvania Obligated Group) Series 2017 5.00%, 12/01/2047	1,500	1,659,480
Montgomery County Higher Education and Health Authority (Thomas Jefferson University Obligated Group) 4.00%, 09/01/2049	5,900	6,657,796

	Principal Amount (000)	U.S. $ Value

5.00%, 09/01/2051	$2,300	$2,812,831
Series 2018 5.00%, 09/01/2035	3,600	4,457,736
Montgomery County Industrial Development Authority/PA Series 2010 6.50%, 12/01/2025 (Pre-refunded/ETM)	200	210,398
Montgomery County Industrial Development Authority/PA (ACTS Retirement-Life Communities, Inc. Obligated Group) 4.00%, 11/15/2043	500	563,580
5.00%, 11/15/2045	1,560	1,881,984
Montgomery County Industrial Development Authority/PA (Whitemarsh Continuing Care Retirement Community) Series 2015 5.00%, 01/01/2030	1,040	1,105,957
5.25%, 01/01/2040	4,740	4,998,188
Moon Industrial Development Authority (Baptist Homes Society) Series 2015 5.75%, 07/01/2035	5,135	5,495,118
6.00%, 07/01/2045	2,000	2,129,500
Northeastern Pennsylvania Hospital and Education Authority (Wilkes University) Series 2012A 5.25%, 03/01/2042	265	269,500
Series 2016A 5.00%, 03/01/2037	2,925	3,131,739
Series 2016B 5.25%, 03/01/2031-03/01/2037	2,310	2,537,628
Pennsylvania Economic Development Financing Authority (Covanta Holding Corp.) Series 2019A 3.25%, 08/01/2039(a)	2,330	2,381,097
Pennsylvania Economic Development Financing Authority (National Railroad Passenger Corp.) Series 2012A 5.00%, 11/01/2041	1,620	1,723,664
Pennsylvania Economic Development Financing Authority (PA Bridges Finco LP) Series 2015 5.00%, 12/31/2034	2,830	3,337,249
Pennsylvania Economic Development Financing Authority (Pennsylvania Economic Development Finance Authority Sewage) 3.00%, 01/01/2022-01/01/2023	1,115	1,151,558
4.00%, 01/01/2027-01/01/2032	3,180	3,742,923

	Principal Amount (000)	U.S. $ Value

Pennsylvania Economic Development Financing Authority (UPMC Obligated Group) Series 2020A 4.00%, 04/15/2036-04/15/2040(b)	$24,530	$28,889,999
Pennsylvania Higher Educational Facilities Authority (Drexel University) Series 2016 5.00%, 05/01/2032	1,000	1,176,510
Pennsylvania Turnpike Commission Series 2016 5.00%, 06/01/2037	4,000	4,708,960
Series 2017B 5.00%, 06/01/2035-06/01/2036	12,850	15,677,405
Series 2018A 5.00%, 12/01/2043	10,000	12,639,800
Series 2019A 5.00%, 12/01/2038-12/01/2044	9,180	11,499,669
Philadelphia Authority for Industrial Development (City of Philadelphia PA) Series 2018 5.00%, 05/01/2035	1,000	1,245,000
Philadelphia Authority for Industrial Development (MaST Community Charter School II) 5.00%, 08/01/2040-08/01/2050	2,025	2,411,144
Philadelphia Authority for Industrial Development (MaST Community Charter School III) 6.50%, 06/15/2054	8,765	9,217,274
Philadelphia Authority for Industrial Development (Philadelphia Performing Arts Charter School) 5.00%, 06/15/2050(a)	1,700	1,953,742
School District of Philadelphia (The) Series 2015A 5.00%, 09/01/2034-09/01/2035	2,615	3,087,679
Series 2016F 5.00%, 09/01/2033-09/01/2036	4,000	4,846,130
Series 2018A 5.00%, 09/01/2034-09/01/2038	4,000	4,976,050
Series 2018B 5.00%, 09/01/2043	3,000	3,651,870
Series 2019A 4.00%, 09/01/2037-09/01/2039	5,530	6,453,027
5.00%, 09/01/2044(b)	17,900	22,043,492
Scranton-Lackawanna Health and Welfare Authority (Scranton Parking System Concession Project) Series 2016A 5.00%, 01/01/2051-01/01/2057(a)	12,110	9,906,549
Series 2016B 6.08%, 01/01/2026(a)	725	715,205
Series 2016C Zero Coupon, 01/01/2036(a)	2,945	1,080,108
Series 2016D Zero Coupon, 01/01/2057(g)	58,055	3,651,079
State Public School Building Authority AGM 5.00%, 12/01/2029 (Pre-refunded/ETM)	220	277,974
5.00%, 12/01/2029-12/01/2030	8,525	10,451,692

	Principal Amount (000)	U.S. $ Value

Union County Hospital Authority (Evangelical Community Hospital Obligated Group) Series 2018 5.00%, 08/01/2038-08/01/2043	$8,435	$9,724,394

		394,137,906

Puerto Rico – 5.2%
Children’s Trust Fund Series 2005A Zero Coupon, 05/15/2050	8,370	1,287,139
Commonwealth of Puerto Rico Series 2006A 5.25%, 07/01/2023	2,510	2,067,613
Series 2011A 5.75%, 07/01/2041(d) (e)	2,810	2,191,800
Series 2012A 5.50%, 07/01/2039(d) (e)	3,490	2,726,563
5.75%, 07/01/2028(d) (e)	1,350	1,058,063
Series 2014A 8.00%, 07/01/2035(d) (e)	10,325	7,537,250
AGC Series 2001A 5.50%, 07/01/2029	670	796,221
GDB Debt Recovery Authority of Puerto Rico Series 2018 7.50%, 08/20/2040	8,725	6,990,546
Puerto Rico Commonwealth Aqueduct & Sewer Authority Series 2008A 6.125%, 07/01/2024	6,780	7,381,725
Series 2012A 4.25%, 07/01/2025	8,140	8,435,075
5.00%, 07/01/2022-07/01/2033	9,700	10,185,363
5.125%, 07/01/2037	1,155	1,212,750
5.25%, 07/01/2029-07/01/2042	12,060	12,701,644
5.50%, 07/01/2028	4,090	4,330,287
5.75%, 07/01/2037	2,985	3,167,831
6.00%, 07/01/2047	2,845	3,026,369
Puerto Rico Electric Power Authority Series 2007T 5.00%, 07/01/2032	7,315	6,236,037
5.00%, 07/01/2037(d) (e)	14,970	12,761,925
Series 2008W 5.25%, 07/01/2033(d) (e)	1,000	853,750
5.50%, 07/01/2038(d) (e)	10,490	8,982,062
Series 2010A 5.25%, 07/01/2029(d) (e)	2,950	2,518,563
5.25%, 07/01/2030	1,040	887,900
Series 2010C 5.00%, 07/01/2024(d) (e)	1,735	1,479,088
Series 2010D 5.00%, 07/01/2021(d) (e)	1,050	895,125
5.00%, 07/01/2022	950	809,875
Series 2010X 5.25%, 07/01/2040(d) (e)	12,605	10,761,519
5.75%, 07/01/2036(d) (e)	7,375	6,333,281

	Principal Amount (000)	U.S. $ Value

Series 2010Z 5.25%, 07/01/2024	$2,565	$2,189,869
5.25%, 07/01/2025(d) (e)	620	529,325
Series 2012A 5.00%, 07/01/2029	2,510	2,139,775
5.00%, 07/01/2042(d) (e)	1,740	1,483,350
AGM Series 2007U 5.00%, 07/01/2023	1,050	1,088,136
AGM Series 2007V 5.25%, 07/01/2031	25,380	30,334,430
NATL Series 2007V 5.25%, 07/01/2029-07/01/2035	6,350	6,917,864
Puerto Rico Highway & Transportation Authority AGC Series 2005L 5.25%, 07/01/2041	8,600	10,515,908
AGC Series 2007C 5.50%, 07/01/2031	1,735	2,112,189
AGC Series 2007N 5.25%, 07/01/2036	825	1,002,218
AGM Series 2007C 5.25%, 07/01/2036	1,800	2,187,342
NATL Series 2005L 5.25%, 07/01/2035	7,565	8,421,434
NATL Series 2007 5.50%, 07/01/2028	1,000	1,098,360
NATL Series 2007N 5.25%, 07/01/2033	480	531,590
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (AES Puerto Rico LP) Series 2000 6.625%, 06/01/2026	23,735	24,506,387
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (Sistema Universitario Ana G Mendez Incorporado) Series 2012 5.375%, 04/01/2042	335	340,025
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Series 2018A Zero Coupon, 07/01/2024-07/01/2046	16,565	5,995,310
Series 2019A 4.329%, 07/01/2040	15,975	17,657,007
4.55%, 07/01/2040	1,198	1,341,796
5.00%, 07/01/2058	54,251	61,721,905

		309,729,584

Rhode Island – 0.0%
Rhode Island Health and Educational Building Corp. (City of Woonsocket RI Lease) AGM Series 2017A 5.00%, 05/15/2028-05/15/2029	2,000	2,498,030

	Principal Amount (000)	U.S. $ Value

South Carolina – 1.6%
South Carolina Jobs-Economic Development Authority (Bon Secours Mercy Health, Inc.) 5.00%, 12/01/2046	$9,595	$12,287,261
South Carolina Jobs-Economic Development Authority (Lutheran Homes of South Carolina Obligated Group) Series 2013 5.00%, 05/01/2043	1,000	1,015,210
5.125%, 05/01/2048	1,000	1,015,930
South Carolina Public Service Authority Series 2013A 5.00%, 12/01/2038	575	643,736
Series 2013B 5.00%, 12/01/2038	810	906,827
Series 2014A 5.00%, 12/01/2049	11,820	13,375,748
Series 2014B 5.00%, 12/01/2038	1,160	1,318,352
Series 2014C 5.00%, 12/01/2036-12/01/2046	3,495	4,027,507
Series 2015A 5.00%, 12/01/2050	5,000	5,838,000
Series 2016A 5.00%, 12/01/2034-12/01/2036	4,815	5,879,183
Series 2016B 5.00%, 12/01/2037-12/01/2056	38,780	47,355,361

		93,663,115

South Dakota – 0.4%
South Dakota Health & Educational Facilities Authority Series 2017 5.00%, 09/01/2040(b)	15,035	18,164,836
South Dakota Health & Educational Facilities Authority (Regional Health System Obligated Group/SD) Series 2017 5.00%, 09/01/2033(b)	3,260	3,998,488

		22,163,324

Tennessee – 1.0%
Bristol Industrial Development Board (Bristol Industrial Development Board Sales Tax) Series 2016A 5.00%, 12/01/2035(a)	9,080	9,291,564
5.125%, 12/01/2042(a)	19,270	19,552,884
Chattanooga Health Educational & Housing Facility Board (CommonSpirit Health) Series 2019A 4.00%, 08/01/2038	1,000	1,162,940
5.00%, 08/01/2044-08/01/2049	11,260	13,869,464

	Principal Amount (000)	U.S. $ Value

Johnson City Health & Educational Facilities Board (Mountain States Health Alliance Obligated Group) Series 2012 5.00%, 08/15/2042	$5,250	$5,474,700
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board (Trousdale Foundation Obligated Group) Series 2018A 6.25%, 04/01/2049(a)	5,040	2,394,504
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board (Vanderbilt University Medical Center Obligated Group) Series 2016 5.00%, 07/01/2040	2,435	2,867,846
Series 2017A 5.00%, 07/01/2048	2,335	2,773,583
Shelby County Health Educational & Housing Facilities Board Series 2012 5.25%, 12/01/2042 (Pre-refunded/ETM)	1,000	1,092,030
5.375%, 12/01/2047 (Pre-refunded/ETM)	800	875,448

		59,354,963

Texas – 5.6%
Central Texas Regional Mobility Authority Series 2013 5.00%, 01/01/2042 (Pre-refunded/ETM)	3,500	3,822,875
Series 2015A 5.00%, 01/01/2045	4,905	5,588,463
Series 2016 5.00%, 01/01/2033-01/01/2046	12,965	15,064,859
Series 2020A 5.00%, 01/01/2044-01/01/2049	6,170	7,736,829
Central Texas Turnpike System Series 2015C 5.00%, 08/15/2037	6,800	7,692,364
City of Houston TX (City of Houston TX Hotel Occupancy Tax) Series 2015 5.00%, 09/01/2030	1,965	2,170,460
City of Houston TX Airport System Revenue Series 2014 5.00%, 07/01/2029	16,960	18,343,088
City of Houston TX Airport System Revenue (United Airlines, Inc.) 5.00%, 07/01/2027-07/15/2027	4,250	4,911,288
Series 2015B 5.00%, 07/15/2030-07/15/2035	2,960	3,248,576
Series 2018 5.00%, 07/15/2028	22,875	26,212,920
Clifton Higher Education Finance Corp. (IDEA Public Schools) Series 2012 5.00%, 08/15/2042	530	554,078
Series 2013 6.00%, 08/15/2043	1,000	1,105,600

	Principal Amount (000)	U.S. $ Value

Dallas County Flood Control District No. 1 Series 2015 5.00%, 04/01/2028(a)	$1,650	$1,732,385
Decatur Hospital Authority (Wise Regional Health System) Series 2014A 5.25%, 09/01/2044	3,150	3,402,787
Grand Parkway Transportation Corp. Series 2018 5.00%, 02/01/2023	5,340	5,791,283
Irving Hospital Authority (Baylor Medical Center at Irving) Series 2017A 5.00%, 10/15/2044	7,305	8,480,521
Mission Economic Development Corp. (Natgasoline LLC) Series 2018 4.625%, 10/01/2031(a)	25,410	27,156,175
New Hope Cultural Education Facilities Finance Corp. (BSPV - Plano LLC) 7.25%, 12/01/2053	7,820	7,005,703
New Hope Cultural Education Facilities Finance Corp. (CHF-Collegiate Housing Corpus Christi I LLC) Series 2017A 5.00%, 04/01/2037	2,050	2,085,547
New Hope Cultural Education Facilities Finance Corp. (Legacy at Midtown Park, Inc. Obligated Group) Series 2018A 5.50%, 07/01/2054	4,500	4,748,130
New Hope Cultural Education Facilities Finance Corp. (Morningside Ministries Obligated Group) 5.00%, 01/01/2040-01/01/2055	3,800	4,018,567
North East Texas Regional Mobility Authority Series 2016 5.00%, 01/01/2046	4,940	5,604,381
North Texas Education Finance Corp. Series 2012A 5.125%, 12/01/2042 (Pre-refunded/ETM)	280	298,276
North Texas Tollway Authority (North Texas Tollway System) Series 2014B 5.00%, 01/01/2031	8,975	10,128,198
Series 2015A 5.00%, 01/01/2035	7,000	8,127,210
Series 2017B 5.00%, 01/01/2033-01/01/2043	7,400	8,878,570
Port Beaumont Navigation District (Jefferson Railport Terminal II LLC) 4.00%, 01/01/2050(a)	3,315	3,445,379
Red River Health Facilities Development Corp. Series 2011A 8.00%, 11/15/2046 (Pre-refunded/ETM)	1,790	1,898,420

	Principal Amount (000)	U.S. $ Value

Red River Health Facilities Development Corp. (MRC Crossings Proj) Series 2014A 7.75%, 11/15/2044	$1,315	$1,433,929
Red River Health Facilities Development Corp. (Wichita Falls Retirement Foundation) Series 2012 5.50%, 01/01/2032	1,740	1,769,876
Sanger Industrial Development Corp. (Texas Pellets, Inc.) Series 2012B 8.00%, 07/01/2038(d) (e) (f)	2,180	545,000
Tarrant County Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community, Inc.) Series 2007 5.50%, 11/15/2022(d) (e)	200	120,000
Tarrant County Cultural Education Facilities Finance Corp. (Edgemere Retirement Senior Quality Lifestyles Corp.) 5.25%, 11/15/2047	1,115	1,097,573
Series 2015A 5.00%, 11/15/2045	3,540	3,375,355
Series 2015B 5.00%, 11/15/2030	4,000	4,040,360
Tarrant County Cultural Education Facilities Finance Corp. (Stayton at Museum Way) Series 2020A 5.75%, 12/01/2054	6,475	6,849,961
Tarrant County Cultural Education Facilities Finance Corp. (Trinity Terrace Project) Series 2014A-1 5.00%, 10/01/2044-10/01/2049	5,350	5,833,755
Texas Municipal Gas Acquisition and Supply Corp. I (Bank of America Corp.) Series 2008D 6.25%, 12/15/2026	8,735	10,449,768
Texas Private Activity Bond Surface Transportation Corp. (Blueridge Transportation Group LLC) Series 2016 5.00%, 12/31/2040	1,255	1,441,066
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC) 4.00%, 12/31/2037-12/31/2039	9,100	10,635,887
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners Segments 3 LLC) 5.00%, 06/30/2058	59,005	71,776,632
Series 2013 6.75%, 06/30/2043	3,600	4,121,028
Texas Transportation Commission 5.00%, 08/01/2057	7,500	8,800,725
Uptown Development Authority Series 2017A

	Principal Amount (000)	U.S. $ Value

5.00%, 09/01/2035	$1,015	$1,170,153

		332,714,000

Utah – 0.1%
Salt Lake City Corp. Airport Revenue Series 2018A 5.00%, 07/01/2048(b)	7,245	8,792,460
Timber Lakes Water Special Service District 8.125%, 06/15/2031	5	5,115

		8,797,575

Vermont – 0.0%
Vermont Economic Development Authority (Casella Waste Systems, Inc.) Series 2013 4.625%, 04/01/2036(a)	1,100	1,268,905
Vermont Economic Development Authority (Wake Robin Corp.) Series 2012 5.40%, 05/01/2033	200	203,654

		1,472,559

Virginia – 1.1%
Arlington County Industrial Development Authority (Virginia Hospital Center Arlington Health System/VA) 4.00%, 07/01/2038-07/01/2045	4,620	5,533,467
5.00%, 07/01/2036	850	1,118,830
Cherry Hill Community Development Authority (Potomac Shores Project) Series 2015 5.15%, 03/01/2035(a)	1,000	1,044,020
Chesapeake Bay Bridge & Tunnel District Series 2016 5.00%, 07/01/2046	1,000	1,154,110
Chesterfield County Economic Development Authority (Brandermill Woods) Series 2012 5.125%, 01/01/2043	1,030	1,037,869
Fairfax County Economic Development Authority (Vinson Hall LLC) Series 2013A 5.00%, 12/01/2047	1,955	2,098,243
Tobacco Settlement Financing Corp./VA Series 2007B1 5.00%, 06/01/2047	7,490	7,531,569
Virginia College Building Authority (Marymount University) Series 2015A 5.00%, 07/01/2045(a)	1,110	1,165,467
Series 2015B 5.25%, 07/01/2035(a)	1,000	1,072,660
Virginia Small Business Financing Authority (Elizabeth River Crossings OpCo LLC) Series 2012 5.25%, 01/01/2032	16,405	17,261,997

	Principal Amount (000)	U.S. $ Value

5.50%, 01/01/2042	$3,580	$3,753,129
Virginia Small Business Financing Authority (I-66 Express Mobility Partners LLC) Series 2017 5.00%, 12/31/2052	2,250	2,649,780
Virginia Small Business Financing Authority (National Senior Campuses, Inc. Obligated Group) 4.00%, 01/01/2051	18,500	20,509,655

		65,930,796

Washington – 2.1%
Kalispel Tribe of Indians Series 2018A 5.25%, 01/01/2038(a)	750	857,160
King County Public Hospital District No. 4 Series 2015A 5.00%, 12/01/2030	2,235	2,380,007
Pend Oreille County Public Utility District No. 1 Box Canyon Series 2018 5.00%, 01/01/2048	9,000	10,074,600
Port of Seattle WA 5.00%, 04/01/2044	3,380	4,118,260
Series 2015C 5.00%, 04/01/2033	5,035	5,673,690
State of Washington 5.00%, 06/01/2035-06/01/2041(c)	12,015	15,975,188
Washington Health Care Facilities Authority (CommonSpirit Health) Series 2019A 5.00%, 08/01/2037-08/01/2044	19,885	24,740,061
Washington Health Care Facilities Authority (Overlake Hospital Medical Center Obligated Group) Series 2017A 5.00%, 07/01/2035	2,350	2,878,468
Series 2017B 5.00%, 07/01/2034	1,855	2,277,105
Washington Health Care Facilities Authority (Seattle Cancer Care Alliance Obligated Group) 4.00%, 09/01/2045-09/01/2050	5,490	6,465,253
5.00%, 09/01/2039-09/01/2050	5,725	7,387,747
Washington Health Care Facilities Authority (Virginia Mason Medical Center Obligated Group) Series 2017 5.00%, 08/15/2033-08/15/2037	18,005	21,742,539
Washington State Housing Finance Commission (Mirabella) Series 2012A 6.75%, 10/01/2047(a)	3,550	3,649,968
Washington State Housing Finance Commission (Presbyterian Retirement Communities Northwest Obligated Group) Series 2016A 5.00%, 01/01/2031-01/01/2046(a)	2,790	3,016,164
Series 2019A 5.00%, 01/01/2044-01/01/2055(a)	11,855	12,872,518

	Principal Amount (000)	U.S. $ Value

Washington State Housing Finance Commission (Rockwood Retirement Communities) Series 2014A 7.375%, 01/01/2044(a)	$3,215	$3,464,613

		127,573,341

West Virginia – 0.0%
West Virginia Hospital Finance Authority Series 2013A 5.50%, 06/01/2044 (Pre-refunded/ETM)	2,100	2,356,557

Wisconsin – 1.7%
UMA Education, Inc. 5.00%, 10/01/2034-10/01/2039(a)	21,005	24,234,490
Wisconsin Health & Educational Facilities Authority (Aspirus, Inc. Obligated Group) Series 2017 5.00%, 08/15/2052(b)	20,345	24,079,528
Wisconsin Health & Educational Facilities Authority (Marshfield Clinic Health System Obligated Group) AGM 3.00%, 02/15/2038	1,035	1,109,820
4.00%, 02/15/2036	2,650	3,133,492
5.00%, 02/15/2028	3,500	4,551,555
Wisconsin Health & Educational Facilities Authority (Rogers Memorial Hospital, Inc. Obligated Group) 5.00%, 07/01/2044	1,000	1,165,610
Wisconsin Health & Educational Facilities Authority (St. Camillus Health System Obligated Group) 5.00%, 11/01/2039-11/01/2054	3,690	3,918,133
Wisconsin Health & Educational Facilities Authority (Thedacare, Inc. Obligated Group) 4.00%, 12/15/2035-12/15/2038	7,405	8,774,728
Wisconsin Public Finance Authority (21st Century Public Academy) 5.00%, 06/01/2049(a)	1,340	1,392,582
Wisconsin Public Finance Authority (ACTS Retirement-Life Communities, Inc. Obligated Group) 4.00%, 11/15/2037	600	685,704
5.00%, 11/15/2041	1,500	1,823,505
Wisconsin Public Finance Authority (Bancroft Neurohealth Obligated Group) Series 2016 5.125%, 06/01/2048(a)	3,335	3,635,217
Wisconsin Public Finance Authority (Blue Ridge Healthcare Obligated Group) Series 2020 4.00%, 01/01/2045	1,500	1,720,215
5.00%, 01/01/2038-01/01/2040	1,750	2,208,509
Wisconsin Public Finance Authority (Carmelite System, Inc. Obligated Group/The) 5.00%, 01/01/2045	2,030	2,347,370

	Principal Amount (000)	U.S. $ Value

Wisconsin Public Finance Authority (Celanese US Holdings LLC) Series 2016C 4.30%, 11/01/2030	$2,060	$2,313,421
Series 2016D 4.05%, 11/01/2030	720	799,610
Wisconsin Public Finance Authority (Gannon University) Series 2017 5.00%, 05/01/2042-05/01/2047	2,650	2,935,088
Wisconsin Public Finance Authority (Mary’s Woods at Marylhurst, Inc.) Series 2017A 5.25%, 05/15/2037-05/15/2047(a)	3,225	3,466,467
Wisconsin Public Finance Authority (Pine Lake Preparatory, Inc.) Series 2015 5.25%, 03/01/2035(a)	1,550	1,681,719
Wisconsin Public Finance Authority (Rose Villa, Inc./OR) Series 2014A 5.75%, 11/15/2044(a)	1,000	1,077,610
Wisconsin Public Finance Authority (Roseman University of Health Sciences) 5.00%, 04/01/2040-04/01/2050(a)	4,650	5,328,618
Wisconsin Public Finance Authority (Seabury Retirement Community) Series 2015A 5.00%, 09/01/2030(a)	545	576,981

		102,959,972

Total Municipal Obligations (cost $5,808,375,908)		6,268,335,444

	Shares

SHORT-TERM INVESTMENTS – 1.6%
Investment Companies – 1.6%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.01%(h)(i)(j) (cost $95,201,806)	95,201,806	95,201,806

Total Investments – 106.6% (cost $5,903,577,714)(k)		6,363,537,250
Other assets less liabilities – (6.6)%		(395,446,144)

Net Assets – 100.0%		$5,968,091,106

CENTRALLY CLEARED INFLATION (CPI) SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
USD	371,020	01/15/2028	0.735%	CPI#	Maturity	$44,909,333	$—	$44,909,333
USD	219,860	01/15/2028	1.230%	CPI#	Maturity	17,690,754	—	17,690,754
USD	67,450	01/15/2030	1.572%	CPI#	Maturity	4,714,807	—	4,714,807
USD	67,450	01/15/2030	1.587%	CPI#	Maturity	4,606,929	—	4,606,929

						$71,921,823	$—	$71,921,823

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
USD	250,000	10/15/2024	3 Month LIBOR	1.582%	Quarterly/ Semi-Annual	$12,510,069	$—	$12,510,069
USD	46,600	01/15/2025	3 Month LIBOR	1.566%	Quarterly/ Semi-Annual	2,187,466	—	2,187,466
USD	146,650	01/16/2025	3 Month LIBOR	1.623	Quarterly/ Semi-Annual	7,242,746	—	7,242,746
USD	68,000	04/14/2034	1.080%	3 Month LIBOR	Semi-Annual/ Quarterly	2,140,426	—	2,140,426
USD	63,810	04/14/2034	1.022%	3 Month LIBOR	Semi-Annual/ Quarterly	2,445,359	—	2,445,359
USD	40,000	04/15/2044	0.768%	3 Month LIBOR	Semi-Annual/ Quarterly	6,587,521	—	6,587,521
USD	40,000	04/15/2044	1.281%	3 Month LIBOR	Semi-Annual/ Quarterly	2,349,741	—	2,349,741
USD	25,000	04/15/2044	0.755%	3 Month LIBOR	Semi-Annual/ Quarterly	4,186,969	—	4,186,969
USD	25,000	04/15/2044	0.931%	3 Month LIBOR	Semi-Annual/ Quarterly	3,277,396	—	3,277,396

						$42,927,693	$—	$42,927,693

INTEREST RATE SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Citibank, NA	USD	52,610	10/09/2029	1.120%	SIFMA*	Quarterly	$(1,714,151)	$—	$(1,714,151)
Citibank, NA	USD	52,610	10/09/2029	1.125%	SIFMA*	Quarterly	(1,738,946)	—	(1,738,946)

							$(3,453,097)	$—	$(3,453,097)

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2021, the aggregate market value of these securities amounted to $553,889,582 or 9.3% of net assets.

(b)	Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.
(c)	When-Issued or delayed delivery security.
(d)	Non-income producing security.
(e)	Defaulted.
(f)	Restricted and illiquid security.

Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Louisiana Public Facilities Authority (Louisiana Pellets, Inc.) Series 2013B 10.50%, 07/01/2039	11/22/2013	$1,973,785	$27	0.00%
Louisiana Public Facilities Authority (Louisiana Pellets, Inc.) Series 2014A 7.50%, 07/01/2023	07/31/2014	868,863	13	0.00%
Sanger Industrial Development Corp. (Texas Pellets, Inc.) Series 2012B 8.00%, 07/01/2038	08/31/2012	2,202,197	545,000	0.01%

(g)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 0.35% of net assets as of January 31, 2021, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Kansas City Industrial Development Authority (Kingswood Senior Living Community) Series 2016 6.00%, 11/15/2046-11/15/2051	12/18/2015	$4,842,635	$2,931,932	0.05%
Massachusetts Development Finance Agency (Zero Waste Solutions LLC) Series 2017 8.00%, 12/01/2022	12/07/2017	9,732,294	10,061,479	0.17%
Massachusetts Development Finance Agency (Zero Waste Solutions LLC) Series 2017A 7.75%, 12/01/2044	12/07/2017	4,460,000	4,318,083	0.07%
Scranton-Lackawanna Health and Welfare Authority (Scranton Parking System Concession Project) Series 2016D Zero Coupon, 01/01/2057	11/29/2017	5,838,282	3,651,079	0.06%

(h)	Affiliated investments.

(i)	The rate shown represents the 7-day yield as of period end.
(j)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(k)

As of January 31, 2021, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $594,599,107 and gross unrealized depreciation of investments was $(23,243,152), resulting in net unrealized appreciation of $571,355,955.

As of January 31, 2021, the Fund’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 2.1% and 0.0%, respectively.

Glossary:

AGC – Assured Guaranty Corporation

AGM – Assured Guaranty Municipal

BAM – Build American Mutual

CCRC – Congregate Care Retirement Center

COP – Certificate of Participation

CPI – Consumer Price Index

ETM – Escrowed to Maturity

LIBOR – London Interbank Offered Rate

NATL – National Interstate Corporation

SD – School District

UPMC – University of Pittsburgh Medical Center

XLCA – XL Capital Assurance Inc.

AB Municipal Income Shares

January 31, 2021 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of January 31, 2021:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Long-Term Municipal Bonds	$—	$6,268,335,444	$—	$6,268,335,444
Short-Term Investments	95,201,806	—	—	95,201,806
Liabilities:
Floating Rate Notes(a)	(479,205,000)	—	—	(479,205,000)

Total Investments in Securities	(384,003,194)	6,268,335,444	—	5,884,332,250
Other Financial Instruments(b):
Assets:
Centrally Cleared Inflation (CPI) Swaps	—	71,921,823	—	71,921,823
Centrally Cleared Interest Rate Swaps	—	42,927,693	—	42,927,693
Liabilities:
Interest Rate Swaps	—	(3,453,097)	—	(3,453,097)

Total	$(384,003,194)	$6,379,731,863	$—	$5,995,728,669

(a)	The Fund may hold liabilities in which the fair value approximates the carrying amount for financial statement purposes.
(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the nine months ended January 31, 2021 is as follows:

Fund	Market Value 04/30/2020 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 01/31/2021 (000)	Dividend Income (000)
Government Money Market Portfolio	$69,468	$1,078,692	$1,052,958	$95,202	$45